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                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ____________

   This Amendment (Check only one):  [_] is a restatement
                                     [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       American Trust & Savings Bank

Address:    895 Main Street

            Dubuque, IA 52004-0938

Form 13F File Number: 28-14049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Patrice M Lachecki

Title:      2nd Sr. Vice President & Trust Officer

Phone:      563-589-0863

Signature, Place and Date of Signing:

  /s/ Patrice M Lachecki         Dubuque, IA                10/14/2011
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one):

[_] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                    File Number     Name
List of Other Managers Reporting for this Manager:  28-14048        AT Bancorp

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